Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic and diluted earnings per share
Net profit attributable to equity holders of the Company - Basic	$ 354,296	$ 469,957	$ 227,396
Net profit attributable to equity holders of the Company - Diluted	$ 354,296	$ 469,957	$ 227,396
Weighted average number of common shares outstanding - Basic	133,609,000	131,759,000	134,751,000
Weighted average number of common shares outstanding - Diluted	134,188,000	133,034,000	135,416,000
Basic earnings per share (US$ per share)	$ 2.65	$ 3.57	$ 1.69
Diluted earnings per share (US$ per share)	$ 2.64	$ 3.53	$ 1.68
Dilutive shares from share options (in shares)	515,905	1,274,180